--------------------------------------------------------------------------------
                             [LOGO] EMPIRE BUILDER
                             ---------------------
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

Dear Shareholder,

      We  are  pleased  to  present  The  Empire  Builder   Tax-Free  Bond  Fund
Semi-Annual Report for the six months ended August 31, 2002.

      We are glad to report the portfolio has had a good year. The Federal Reserve Board cut the Discount Rate several times in the past year, which has been good for the bond market. For the period January 1, 2002 through August 31, 2002 the Builder portfolio was up 6.79%, and the Premier portfolio was up 6.98%*.

      Remarkably, we find ourselves in a very similar position to last year. The economy continues to soften after many robust years, and we believe this will continue for sometime. Generally this bodes well for the fund and the fixed income market, and particularly for the tax-free municipal market (especially in the longer maturities, where yields are too close to taxable yields). We will continue to take advantage of this opportunity.

      In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next six months. The no-load structure continues to offer value to the shareholder because there is no charge to purchase shares. We also recommend our automatic investment program (also known as dollar cost averaging**) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

-----------------------------------------------
          *Average Annual Total Return
          ----------------------------
As of June 30, 2002
                    1 Year    5 Year    10 Year
Builder Class        5.17      5.05      5.67
Premier Class        5.43      5.35      5.84
-----------------------------------------------

For the reporting period March 1, 2002 through August 31, 2002 the Builder portfolio was up 3.53% and the Premier portfolio was up 3.68%.

Past performance does not guarantee future results.

                                         (footnotes continued on following page)

--------------------------------------------------------------------------------
                             [LOGO] EMPIRE BUILDER
                             ---------------------

**Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

              Not FDIC insured. May lose value. No bank guarantee.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                   Portfolio of Investments -- August 31, 2002
                                   (Unaudited)

                                                                                              Principal      Value
Credit Ratings**   Municipal Securities--100.0%                                                Amount       (Note 2)
----------------   ----------------------------                                               ---------     --------
                   New York City  (10.6%)
     A2/A          New York City, General Obligation, Series B, 5.75%,
                      8/1/2016, Callable 8/1/2012 @ 100 ..................................   $1,000,000   $  1,098,970
    Aaa/AAA        New York City, General Obligation, Series B, 5.25%,
                      8/1/2017, Callable 8/1/2007 @ 101, (AMBAC) .........................      750,000        785,235
    NR/AAA         New York City General Obligation, Series B, 5.125%,
                      8/1/2019, Callable 8/1/2010 @ 101, (FGIC) ..........................    2,000,000      2,067,060
    Aaa/AAA        New York City General Obligation, Series B, 5.375%,
                      8/1/2022, Callable 8/1/2007 @ 101, (MBIA) ..........................    1,250,000      1,288,063
    Aaa/NR         New York City, General Obligation, Series B2, Variable rate, 1.80%,*
                      8/15/2009, (MBIA) ..................................................    1,000,000      1,000,000
    Aaa/AAA        New York City, General Obligation, Series B, Variable rate, 1.80%,*
                      10/1/2022, (FGIC) ..................................................    3,000,000      3,000,000
    Aaa/AAA        New York City, Health & Hospitals Corp., Health System Revenue,
                      Series A, 5.50%, 2/15/2018, Callable 2/15/2012 @ 100, (FSA) ........    1,000,000      1,082,620
    Aa2/AA+         New York City, Transitional Finance Authority, Future Tax Revenue,
                      Series C, 5.25%, 5/1/2014, Callable 5/1/2008 @ 101 .................    1,840,000      1,970,952
                                                                                                          ------------
                   Total New York City ...................................................                  12,292,900
                                                                                                          ------------
                   New York State Agencies  (52.1%)
                   New York State Dormitory Authority  (36.1%)
    A3/AA-            Albany County Airport, 5.25%, 4/1/2013,
                         Callable 4/1/2008 @ 101 .........................................    1,200,000      1,288,200
    Aaa/AAA           Augustana Lutheran Home for the Aged, Series A, 5.50%,
                         8/1/2020, Callable 8/1/2010 @ 101, (MBIA)(FHA) ..................      960,000      1,007,482
    Aaa/AAA           Augustana Lutheran Home for the Aged, Series A, 5.50%,
                         8/1/2030, Callable 8/1/2010 @ 101, (MBIA)(FHA) ..................      750,000        781,575
    Aaa/AAA           City University, Series 1, 5.375%, 7/1/2024,
                         Callable 1/1/2008 @ 102, (FGIC) .................................    2,000,000      2,055,240
    Aaa/AAA           Columbia University, Series B, 5.375%, 7/1/2018,
                         Callable 7/1/2012 @ 100 .........................................      500,000        543,915
    Aaa/AAA           Columbia University, Series B, 5.375%, 7/1/2019,
                         Callable 7/1/2012 @ 100 .........................................    1,000,000      1,079,500
    Aaa/AAA           Columbia University, Series B, 5.375%, 7/1/2020,
                         Callable 7/1/2012 @ 100 .........................................    1,000,000      1,070,420
    A3/AA-            City University Systems, 2nd Gen--A, 6.00%, 7/1/2020,
                         Non Callable ....................................................    1,000,000      1,177,020
    NR/AAA            Heritage House Nursing Center, 7.00%, 8/1/2031,
                         Callable 2/1/2003 @ 101.5, (FHA) ................................      450,000        457,884
    Aaa/AAA           Mt. Sinai School of Medicine, 6.75%, 7/1/2015,
                         Callable 7/1/2003 @ 100, (MBIA) .................................    2,250,000      2,288,903
    Aaa/AAA           New York Medical College, 5.25%, 7/1/2013,
                         Callable 7/1/2008 @ 101, (MBIA) .................................    1,015,000      1,091,602
    Aaa/AAA           New York University, Series 2, 5.50%, 7/1/2018,
                         Callable 7/1/2011 @ 100, (AMBAC) ................................      500,000        542,870

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                              Principal      Value
Credit Ratings**   Municipal Securities--continued                                             Amount       (Note 2)
----------------   -------------------------------                                            ---------     --------
                   New York State Agencies--continued
                   New York State Dormitory Authority--continued
    Aaa/AAA           New York University, Series A, 6.00%, 7/1/2017,
                         Non Callable, (MBIA) ............................................   $1,000,000   $  1,187,270
    NR/AAA            Park Ridge Housing, Inc., 6.375%, 8/1/2020,
                         Callable 8/1/2010 @ 101, (FNMA) .................................    1,000,000      1,106,640
    NR/AAA            Park Ridge Housing, Inc., 6.50%, 8/1/2025,
                         Callable 8/1/2010 @ 101, (FNMA) .................................    1,470,000      1,632,567
    Aaa/AAA           School Districts Financing, Series A, 5.75%, 10/1/2017,
                         Callable 10/1/2012 @ 100, (MBIA) ................................    2,000,000      2,252,400
    Aaa/AAA           School Districts Financing, Series C, 5.25%, 4/1/2021,
                         Callable 10/1/2012 @ 100, (MBIA) ................................    1,300,000      1,358,929
    Aaa/AAA           Special Acts School Districts Program, 6.00%, 7/1/2019,
                         Callable 7/1/2005 @ 102, (MBIA) .................................    3,540,000      3,936,303
    NR/AAA            State University, 5.375%, 7/1/2021,
                         Callable 7/1/2008 @ 102, (MBIA) .................................    1,190,000      1,243,574
    NR/AA-            State University Dormitory Facilities, 5.00%, 7/1/2032,
                         Callable 7/1/2012 @ 100 .........................................    3,000,000      2,985,960
    Aaa/AAA           State University Educational Facilities, 5.125%, 5/15/2021,
                         Callable 5/15/2008 @ 101, (MBIA) ................................    4,600,000      4,689,700
    A3/AA-            State University Educational Facilities, Series B, 5.50%,
                         5/15/2016, Callable 5/15/2008 @ 101 .............................    3,000,000      3,216,030
    Aaa/AAA           Upstate Community Colleges, Series A, 6.00%, 7/1/2019,
                         Callable 7/1/2010 @ 101, (FSA) ..................................    1,000,000      1,131,830
    Aaa/AAA           Upstate Community Colleges, Series A, 6.00%, 7/1/2020,
                         Callable 7/1/2010 @ 101, (FSA) ..................................      845,000        952,771
    NR/AAA            Westchester County, Court Facilities, 5.25%, 8/1/2018,
                         Callable 2/1/2009 @ 101, (MBIA) .................................    2,800,000      2,950,724
                                                                                                          ------------
                   Total New York State Dormitory Authority ..............................                  42,029,309
                                                                                                          ------------
                   New York State Environmental Facilities Corp.  (1.4%)
    Aaa/AAA           Water Pollution Control Revenue, Revolving Fund, Water Pooled
                         Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102 ................    1,510,000      1,643,212
                                                                                                          ------------
                   New York State Housing Finance Agency  (2.0%)
    Aa1/NR            Multi-Family Housing, Secured Mortgage Program, 6.45%,
                         8/15/2014, Callable 2/15/2004 @ 102, (SONYMA) ...................    2,245,000      2,351,795
                                                                                                          ------------
                   New York State Medical Care Facilities Finance Agency  (3.0%)
    Aaa/AAA           Hospital and Nursing Home, St. Vincent's Hospital Project, 6.20%,
                         2/15/2021, Callable 2/15/2004 @ 102, (AMBAC)(FHA) ...............    1,060,000      1,141,111
    Aaa/AAA           Long Term Health Care, 6.50%, 11/1/2015,
                         Callable 11/1/2002 @ 102, (FSA)(SONYMA) .........................    2,245,000      2,305,682
                                                                                                          ------------
                   Total New York State Medical Care Facilities Finance Agency ...........                   3,446,793
                                                                                                          ------------
                   New York State Thruway Authority  (3.7%)
    Aaa/AAA           Highway & Bridge Trust Fund Bonds, Series A, 5.50%, 4/1/2014,
                         Callable 4/1/2011 @ 101, (FGIC) .................................    1,500,000      1,676,040

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                              Principal      Value
Credit Ratings**   Municipal Securities--continued                                              Amount      (Note 2)
----------------   -------------------------------                                            ---------     --------
                   New York State Agencies--continued
                   New York State Thruway Authority--continued
    Aaa/AAA           Highway & Bridge Trust Fund Bonds, Series B, 5.25%, 4/1/2017,
                         Callable 10/1/2011 @ 100, (MBIA) ................................   $2,500,000    $ 2,678,725
                                                                                                          ------------
                   Total New York State Thruway Authority ................................                   4,354,765
                                                                                                          ------------
                   New York State Urban Development Corporation  (5.9%)
    NR/AAA            Correctional Facilities Services, 5.75%, 1/1/2017,
                         Callable 1/1/2011 @ 100, (FSA) ..................................    4,200,000      4,677,918
    A3/AA-            Empire State Development Corporation, University Facilities
                         Grants, 6.00%, 1/1/2009, Non Callable ...........................      905,000      1,038,904
    A3/AA-            Youth Facilities, 5.75%, 4/1/2008, Callable 4/1/2005 @ 102 .........    1,000,000      1,095,000
                                                                                                          ------------
                   Total New York State Urban Development Corporation ....................                   6,811,822
                                                                                                          ------------
                   Total New York State Agencies .........................................                  60,637,696
                                                                                                          ------------
                   Other New York State Bonds  (37.3%)
     A3/NR         Albany Housing Authority, Limited Obligation, 6.25%, 10/1/2012,
                      Callable 10/1/2005 @ 102 ...........................................    1,000,000      1,096,160
    NR/AAA         Bath, Central School District, General Obligation, 4.625%,
                      6/15/2017, Callable 6/15/2012 @ 100, (FGIC) ........................      850,000        871,811
    Aaa/AAA        Buffalo Municipal Water Finance Authority, Water System Revenue,
                      5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC) ...................      500,000        534,960
    NR/AAA         Cambridge, Central School District, General Obligation, 4.00%,
                      6/15/2014, Callable 6/15/2012 @ 100, (FGIC) ........................      950,000        953,012
    NR/AAA         Cambridge, Central School District, General Obligation, 4.25%,
                      6/15/2016, Callable 12/15/2012, (FGIC) .............................      735,000        737,881
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2012, Non Callable, (FSA) .....................................    1,000,000      1,102,340
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2013, Callable 6/15/2012 @ 100, (FSA) .........................      970,000      1,062,606
    Aaa/NR         Corning, City School District, General Obligation, 5.00%,
                      6/15/2014, Callable 6/15/2012 @ 100, (FSA) .........................      600,000        650,148
    Aaa/NR         Cortland, City School District, General Obligation, 4.125%,
                      6/15/2012, Non Callable, (FSA) .....................................    1,460,000      1,511,669
    Aaa/NR         East Greenbush, Central School District, General Obligation,
                      Series C, 4.50%, 6/15/2015, Callable 6/15/2012 @ 100, (FSA) ........    2,495,000      2,570,523
    NR/AAA         East Rochester Housing Authority, Mortgage Revenue,
                      Jewish Home, 4.625%, 2/15/2017, Callable
                      8/1/2012 @ 101, (FHA) ..............................................    2,495,000      2,514,335
    NR/AAA         East Rochester Housing Authority Revenue, North Park
                      Nursing Home, 5.20%, 10/20/2024, Callable
                      10/20/2011 @ 101, (GNMA) ...........................................    1,620,000      1,663,546
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2012, Non Callable,
                      Bank Qualified, (AMBAC) ............................................      225,000        280,145

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                              Principal      Value
Credit Ratings**   Municipal Securities--continued                                             Amount       (Note 2)
----------------   -------------------------------                                            ---------     --------
                   Other New York State Bonds--continued
    Aaa/AAA        Evans, General Obligation, 6.80%, 4/15/2013, Non Callable, Bank
                      Qualified, (AMBAC) .................................................   $  225,000   $    280,800
    Aaa/NR         Fayetteville Manilus, Central School District, General Obligation,
                      4.125%, 6/15/2012, Non Callable (FGIC) .............................      405,000        419,333
    Aaa/NR         Fayetteville Manilus, Central School District, General Obligation,
                      5.00%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .................      375,000        401,329
    NR/AAA         Hoosick Valley, Central School District, General Obligation, Series B,
                      4.20%, 6/15/2011, Non Callable, (FSA) ..............................      500,000        522,770
    NR/AAA         Hoosick Valley, Central School District, General Obligation, Series B,
                      4.00%, 6/15/2010, Non Callable, (FSA) ..............................      300,000        309,711
    NR/AAA         Hoosick Valley, Central School District, General Obligation, Series B,
                      4.25%, 6/15/2012, Non Callable, (FSA) ..............................      525,000        547,171
    NR/AAA         Hoosick Valley, Central School District, General Obligation, Series B,
                      4.375%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA) .................      545,000        569,460
    NR/AAA         Hudson Falls, Central School District, General Obligation,
                      4.00%, 6/15/2014, Callable 6/15/2012 @ 100, (FGIC) .................      705,000        707,235
    Aaa/NR         Ilion, Central School District, General Obligation, Series B,
                      5.50%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC) .................      550,000        623,744
    Aaa/NR         Ilion, Central School District, General Obligation, Series B,
                      5.50%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC) .................      500,000        561,405
    NR/AAA         Lillian Cooper Housing Development Corporation Mortgage Revenue,
                      Series A, 7.00%, 1/1/2022, Callable 7/1/2003 @ 100, (FNMA)(FHA) ....    1,100,000      1,102,068
    Aaa/NR         Lyndonville, Central School District, General Obligation,
                      4.60%, 6/1/2016, Callable 6/1/2012 @ 100, (FGIC) ...................      500,000        515,820
    Aaa/AAA        Metropolitan Transportation Authority, New York Commuter Facilities
                      Revenue, Series B, 5.00%, 7/1/2017, Callable 7/1/2007 @ 102,
                      (AMBAC) ............................................................    1,800,000      1,906,452
    NR/AAA         Monroe County Industrial Development Agency, Civic Facility,
                      Nazareth College, 5.25%, 4/1/2023, Callable 4/1/2008 @ 101,
                      (MBIA) .............................................................      500,000        512,850
    Aaa/AAA        Mount Sinai Union Free School District, General Obligation,
                      6.20%, 2/15/2012, Non Callable, (AMBAC) ............................    1,065,000      1,276,509
     NR/AA         Niagara County, Industrial Development Agency Civic Facilities
                      Revenue, Niagara University Project, Series  A, 5.50%,
                      11/1/2016, Callable 11/1/2011 @ 101, (SPA - Radian Asset
                      Assurance) .........................................................    2,000,000      2,153,020
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.375%, 4/1/2009,
                      Non Callable, (FGIC) ...............................................      570,000        674,259
    Aaa/AAA        North Hempstead, General Obligation, Series B, 6.40%, 4/1/2010,
                      Non Callable, (FGIC) ...............................................      560,000        665,958
    NR/AAA         Olean, City School District, General Obligation, 4.00%, 6/15/2014,
                      Callable 6/15/2012 @ 100, (FGIC) ...................................    1,185,000      1,188,756
    NR/AAA         Olean, City School District, General Obligation, 4.125%, 6/15/2015,
                      Callable 6/15/2012 @ 100, (FGIC) ...................................      590,000        590,207
    NR/AAA         Olean, City School District, General Obligation, 4.375%, 6/15/2017,
                      Callable 6/15/2012 @ 100, (FGIC) ...................................    1,335,000      1,340,727

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                   (Unaudited)

                                                                                              Principal      Value
Credit Ratings**   Municipal Securities--continued                                             Amount       (Note 2)
----------------   -------------------------------                                            ---------     --------
                   Other New York State Bonds--continued
    NR/AAA         Oneida County Industrial Development Agency, Civic Facilities,
                      Mohawk Valley Network, St. Luke's Memorial Hospital,
                      5.00%, 1/1/2013, Callable 1/1/2008 @ 101, (FSA) ....................   $2,000,000   $  2,122,980
    Aaa/AAA        Oneida County, General Obligation, 0.00%, 4/15/2015,
                      Non Callable, (AMBAC) ..............................................      500,000        293,835
    NR/AAA         Peru, Central School District, General Obligation, Series B, 4.70%,
                      6/15/2017, Callable 6/15/2012 @ 100, (FGIC) ........................      900,000        928,440
    Aaa/NR         South Senaca, Central School District, General Obligation, 4.20%,
                      6/15/2016, Callable 6/15/2013 @ 100, (MBIA) ........................    1,000,000        999,950
    Aaa/NR         South Senaca, Central School District, General Obligation, 4.30%,
                      6/15/2017, Callable 6/15/2013 @ 100, (MBIA) ........................    1,000,000        999,940
    Aaa/NR         Southern Cayuga, Central School District, General Obligation,
                      5.00%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA) ..................      400,000        433,196
    Aaa/AAA        Suffolk County General Obligation, Series C, 5.00%, 9/15/2015,
                      Callable 9/15/2008 @ 101, (FGIC) ...................................      965,000      1,019,368
    Aaa/AAA        Suffolk County General Obligation, Series C, 5.00%, 9/15/2016,
                      Callable 9/15/2008 @ 101, (FGIC) ...................................      550,000        576,532
    Aaa/AAA        Suffolk County General Obligation, Series C, 5.00%, 9/15/2017,
                      Callable 9/15/2008 @ 101, (FGIC) ...................................      480,000        498,710
    Aaa/AAA        Suffolk County General Obligation, Series D, 5.00%, 11/1/2015,
                      Callable 11/1/2008 @ 101, (FGIC) ...................................    1,125,000      1,189,328
    Aaa/AAA        Suffolk County General Obligation, Series D, 5.00%, 11/1/2016,
                      Callable 11/1/2008 @ 101, (FGIC) ...................................    1,110,000      1,164,335
    NR/AAA         Tupper Lake, Central School District, General Obligation, 4.125%,
                      6/15/2016, Callable 6/15/2012 @ 100, (MBIA) ........................      750,000        744,120
                                                                                                          ------------
                   Total Other New York State Bonds ......................................                  43,389,454
                                                                                                          ------------
                   Total Municipal Securities (Cost $110,873,980) ........................                 116,320,050
                                                                                                          ------------
                   Short Term Investments  (4.7%)
                   Dreyfus New York Municipal Cash Management Fund .......................    5,500,000      5,500,000
                                                                                                          ------------
                   Total Investments (Cost $116,373,980) (a) -- 104.7% ...................                 121,820,050
                   Liabilities in excess of other assets -- (4.7)% .......................                  (5,492,434)
                                                                                                          ------------
                   NET ASSETS -- 100.0% ..................................................                $116,327,616
                                                                                                          ============
----------
Percentages indicated are based on net assets of $116,327,616.

*   Variable rate instrument. The rate presented represents the rate in effect at August 31, 2002.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:
    Unrealized appreciation                                                                                 $5,465,357
    Unrealized depreciation                                                                                    (19,287)
                                                                                                            ----------
    Net unrealized appreciation                                                                             $5,446,070
                                                                                                            ==========
**  Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

Moody's   Standard & Poor's

  Aaa            AAA          Instrument judged to be of the highest quality and
                              carrying the smallest amount of investment risk.

  Aa             AA           Instrument judged to be of high quality by all
                              standards.

   A              A           Instrument judged to be adequate quality by all
                              standards.

  Baa            BBB          Instrument judged to be moderate quality by all
                              standards.

  NR             NR           Not Rated. In the opinion of the Investment
                              Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA         Insured by the Federal Housing Administration.

FNMA        Insured by the Federal National Mortgage Association.

FSA         Insured  as  to  principal   and  interest  by  Financial   Security
            Assurance.

GNMA Insured as to principal and interest by Government National Mortgage Association.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

SONYMA Insured as to principal and interest by the State of New York Mortgage Association.

SPA         Insured  as  to   principal   and  interest  by  Stand  By  Purchase
            Agreement -- Radian Asset Assurance)

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                                 August 31, 2002
                                   (Unaudited)

Assets:
   Investments in securities, at value (cost $116,373,980) (Note 2) .................     $121,820,050
   Cash .............................................................................          849,244
   Interest and dividend receivable .................................................        1,144,073
   Prepaid expenses .................................................................            3,489
                                                                                          ------------
     Total Assets ...................................................................      123,816,856
Liabilities:
   Dividends payable ................................................     $    55,364
   Payable for investments purchased ................................       7,315,317
   Advisory fee payable (Note 4) ....................................          38,317
   Administrative services fee payable (Note 4) .....................           2,464
   Other accrued expenses ...........................................          77,778
                                                                          -----------
     Total Liabilities ..............................................................        7,489,240
                                                                                          ------------
Net Assets ..........................................................................     $116,327,616
                                                                                          ============
Net Assets:
Net assets consist of:
   Paid-in capital ..................................................................     $110,057,089
   Undistributed net investment income ..............................................           42,985
   Net realized gains on investments ................................................          781,472
   Net unrealized appreciation on investments .......................................        5,446,070
                                                                                          ------------
Net Assets ..........................................................................     $116,327,616
                                                                                          ============
Builder Class:
   Net Assets .......................................................     $55,663,970
   Shares of Beneficial Interest Outstanding ........................       3,076,951
                                                                          -----------
   Builder Class--offering and redemption price per share ...........     $     18.09
                                                                          ===========
Premier Class:
   Net Assets .......................................................     $60,663,646
   Shares of Beneficial Interest Outstanding ........................       3,352,875
                                                                          -----------
   Premier Class--offering and redemption price per share ...........     $     18.09
                                                                          ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                    For the Six Months Ended August 31, 2002
                                   (Unaudited)

Investment income:
   Interest ......................................................................     $2,778,620
   Dividend ......................................................................         20,924
                                                                                       ----------
     Total Investment Income .....................................................      2,799,544

Expenses:
   Advisory fees (Note 4) ...........................................     $224,230
   Administrative services fees (Note 4) ............................      100,876
   Transfer agency fees (Builder Class) (Note 4) ....................      102,201
   Transfer agency fees (Premier Class) (Note 4) ....................       26,041
   Custody fees .....................................................       30,374
   Fund accounting fees (Note 4) ....................................       29,995
   Trustees' fees ...................................................       15,967
   Other fees .......................................................       81,664
                                                                          --------
     Total Expenses .................................................      611,348
     Less: Custody fee credit .......................................      (11,125)
                                                                          --------
   Total Net Expenses ............................................................        600,223
                                                                                       ----------
Net Investment Income ............................................................      2,199,321
                                                                                       ----------
Realized and Unrealized Gain on Investments (Notes 2 and 3)

   Net realized gain on investments .................................      898,340
   Change in unrealized appreciation/depreciation on investments ....      955,610
                                                                          --------
     Net gains on investments ....................................................      1,853,950
                                                                                       ----------
Change in Net Assets Resulting From Operations ...................................     $4,053,271
                                                                                       ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statements of Changes in Net Assets

                                                                    Six Months Ended
                                                                     August 31, 2002        Year Ended
                                                                       (Unaudited)       February 28, 2002
                                                                    ----------------     -----------------
Change in Net Assets:

Operations:
Net investment income ...........................................     $  2,199,321         $  4,746,457
Net realized gain on investments ................................          898,340              979,912
Change in unrealized appreciation/depreciation on investments ...          955,610              782,853
                                                                      ------------         ------------
   Change in net assets resulting from operations ...............        4,053,271            6,509,222
                                                                      ------------         ------------
Distributions to shareholders from:
Net investment income--Builder Class ............................         (999,011)          (2,160,779)
Net investment income--Premier Class ............................       (1,190,693)          (2,547,144)
Net realized gains on investments--Builder Class ................               --             (511,229)
Net realized gains on investments--Premier Class ................               --             (567,000)
                                                                      ------------         ------------
   Total distributions ..........................................       (2,189,704)          (5,786,152)
                                                                      ------------         ------------
Capital Transactions:
Proceeds from shares issued--Builder Class ......................        1,307,661            2,810,813
Proceeds from shares issued--Premier Class ......................          866,390            1,734,125
Dividends reinvested--Builder Class .............................          877,793            2,377,742
Dividends reinvested--Premier Class .............................        1,009,942            2,699,563
Cost of shares redeemed--Builder Class ..........................       (1,662,774)          (5,213,367)
Cost of shares redeemed--Premier Class ..........................       (2,097,691)          (5,324,674)
                                                                      ------------         ------------
Change in net assets from capital share transactions ............          301,321             (915,798)
                                                                      ------------         ------------
   Change in net assets .........................................        2,164,888             (192,728)

Net Assets:
Beginning of period .............................................      114,162,728          114,355,456
                                                                      ------------         ------------
End of period ...................................................     $116,327,616         $114,162,728
                                                                      ============         ============
Share Transactions:
Issued--Builder Class ...........................................           73,672              158,382
Issued--Premier Class ...........................................           48,858               97,859
Reinvested--Builder Class .......................................           49,642              134,183
Reinvested--Premier Class .......................................           57,108              152,310
Redeemed--Builder Class .........................................          (94,171)            (293,799)
Redeemed--Premier Class .........................................         (118,229)            (300,271)
                                                                      ------------         ------------
Change in shares ................................................           16,880              (51,336)
                                                                      ============         ============

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates

      Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

      Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

Security Transactions and Investment Income

      Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Taxes

      The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

      In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Futures Contracts

      The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

      Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedge assets. No futures were held on August 31, 2002.

Distributions and Dividends

      Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

      The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

      In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares. Expenses specific to a class are charged to that class.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

Other

      The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3. Purchases and Sales of Investment Securities:

      Purchases  and  sales  of  investment  securities,   excluding  short-term
investments, for the six months ended August 31, 2002, amounted to $100,305,039 and $102,314,596, respectively.

4. Advisory Fees and Other Related Party Transactions:

      The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

      Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the six months ended August 31, 2002, there was no reduction of advisory fees pursuant to this agreement.

      BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the fund's administrator, transfer agent, fund accountant and assists the Fund in all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain out-of-pocket expenses incurred for providing these services. As compensation for administration and fund accounting services BISYS will receive 0.15% and 0.03% of average daily net assets of the fund. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                                Six Months Ended               Year Ended               Year Ended
                                              --------------------         -------------------      -------------------
                                                August 31, 2002
                                                  (Unaudited)               February 28, 2002        February 28, 2001
                                              --------------------         -------------------      -------------------
                                              Builder      Premier         Builder     Premier      Builder     Premier
                                               Class        Class           Class       Class        Class       Class
                                              -------      -------         -------     -------      -------     -------

Net Asset Value, Beginning of Period ...       $17.80       $17.80          $17.69      $17.69       $16.32      $16.32
                                               ------       ------          ------      ------       ------      ------
Income from Investment Operations:
  Net investment income ................         0.33         0.35            0.72        0.77         0.73        0.79

  Net realized and unrealized
  gains/(losses) on investments ........         0.29         0.29            0.27        0.27         1.37        1.37
                                               ------       ------          ------      ------       ------      ------
  Total from Investment
    Operations .........................         0.62         0.64            0.99        1.04         2.10        2.16
                                               ------       ------          ------      ------       ------      ------
Less Distributions:
  Distributions from net
    investment income ..................        (0.33)       (0.35)          (0.71)      (0.76)       (0.73)      (0.79)
  Distributions from net realized
    capital gains ......................           --           --           (0.17)      (0.17)          --          --
                                               ------       ------          ------      ------       ------      ------
  Total distributions ..................        (0.33)       (0.35)          (0.88)      (0.93)       (0.73)      (0.79)
                                               ------       ------          ------      ------       ------      ------
Net Asset Value, End of Period .........       $18.09       $18.09          $17.80      $17.80       $17.69      $17.69
                                               ======       ======          ======      ======       ======      ======
Total Return ...........................         3.53%(b)     3.68%(b)        5.74%       6.01%       13.15%      13.53%

Ratios/Supplementary Data:
  Net Assets, End of Period
  (in thousands) .......................      $55,664      $60,664         $54,253     $59,910      $53,937     $60,418
  Ratios of Net Investment
    Income to Average
    Net Assets .........................         3.69%(c)     3.98%(c)        4.04%       4.30%        4.31%       4.65%
  Ratios of Expenses to
    Average Net Assets .................         1.20%(c)     0.91%(c)        1.14%       0.88%        1.20%       0.86%
  Ratios of Expenses to
    Average Net Assets* ................         1.22%(c)     0.93%(c)        1.14%       0.88%        1.22%       0.88%
  Portfolio Turnover Rate (a) ..........        92.30%       92.30%          98.29%      98.29%      121.96%     121.96%


                                                  Year Ended                   Year Ended               Year Ended
                                              --------------------         -------------------      -------------------
                                               February 29, 2000            February 28, 1999        February 28, 1998
                                              --------------------         -------------------      -------------------
                                              Builder      Premier         Builder     Premier      Builder     Premier
                                               Class        Class           Class       Class        Class       Class
                                              -------      -------         -------     -------      -------     -------

Net Asset Value, Beginning of Period ...       $17.88       $17.88          $18.22      $18.22       $17.73      $17.73
                                               ------       ------          ------      ------       ------      ------
Income from Investment Operations:
  Net investment income ................         0.78         0.84            0.75        0.80         0.79        0.84

  Net realized and unrealized
  gains/(losses) on investments ........        (1.55)       (1.56)           0.11        0.12         0.56        0.56
                                               ------       ------          ------      ------       ------      ------
  Total from Investment
    Operations .........................        (0.77)       (0.72)           0.86        0.92         1.35        1.40
                                               ------       ------          ------      ------       ------      ------
Less Distributions:
  Distributions from net
    investment income ..................        (0.76)       (0.81)          (0.75)      (0.81)       (0.79)      (0.84)
  Distributions from net realized
    capital gains ......................        (0.03)       (0.03)          (0.45)      (0.45)       (0.07)      (0.07)
                                               ------       ------          ------      ------       ------      ------
  Total distributions ..................        (0.79)       (0.84)          (1.20)      (1.26)       (0.86)      (0.91)
                                               ------       ------          ------      ------       ------      ------
Net Asset Value, End of Period .........       $16.32       $16.32          $17.88      $17.88       $18.22      $18.22
                                               ======       ======          ======      ======       ======      ======

Total Return ...........................        (4.39)%      (4.12)%          4.87%       5.17%        7.82%       8.08%

Ratios/Supplementary Data:

  Net Assets, End of Period
  (in thousands) .......................      $50,347      $55,636         $57,610     $63,657      $59,091     $64,439
  Ratios of Net Investment
    Income to Average
    Net Assets .........................         4.47%        4.75%           4.15%       4.44%        4.42%       4.66%
  Ratios of Expenses to
    Average Net Assets .................         1.08%        0.79%           1.11%       0.82%        1.06%       0.81%
  Ratios of Expenses to
    Average Net Assets* ................         1.12%        0.83%           1.15%       0.86%        1.16%       0.91%
  Portfolio Turnover Rate (a) ..........        90.84%       90.84%         174.34%     174.34%      201.00%     201.00%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(b)   Not Annualized.
(c)   Annualized.

                             [LOGO] EMPIRE BUILDER

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                             [LOGO] EMPIRE BUILDER

                               TAX FREE BOND FUND

                               Semi-Annual Report
                                 August 31, 2002

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

                                  Administrator
                         BISYS Fund Services Ohio, Inc.
                            BISYS Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                            BISYS Fund Services Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                           Kansas City, MO 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                             Independent Accountants
                           PricewaterhouseCoopers LLP
                               100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

102608